Consolidated Statements of Partners' Capital and Noncontrolling Interest (Successor) (USD $) In Millions, except Share data	Total USD ($)	Successor USD ($)	Successor Common Units	Successor Common Unitholders USD ($)	Successor General Partner Interest USD ($)	Successor Predecessor Equity [Member] USD ($)	Successor Accumulated Other Comprehensive Income (Loss) USD ($)	Successor Noncontrolling Interest USD ($)
Balance at May. 25, 2010		$ 2,410		$ 2,074	$ 305		$ 0	$ 31
Balance - (in Units) at May. 25, 2010			93,340,428
Private common unit offering, units			26,266,791
Private common unit offerings, net of costs		584		584
Public common units offerings, units			17,537,500
Public common unit offerings, net of costs		400		400
Common unit offerings, net of costs		400
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			42,417
Issuance of common units under LTIP, net of forfeitures and tax withholding		(1)		(1)
Partners capital common unit options exercise, units			94,200
Proceeds from exercise of common unit options		2		2
Unit-based compensation expenses		2		2
Acquisition of assets between entities under common control below historical costs		9			9
Partner contributions		28		7	21
Partner distributions		(119)		114	5
Contributions from noncontrolling interest		0
Net income (loss)		(6)		9	(3)			0
Distributions to Series A Preferred Units		(4)		(4)	0
Net cash flow hedge amounts reclassified to earnings		0
Net change in fair value of cash flow hedges		(11)					(11)
Balance at Dec. 31, 2010		3,294		2,941	333		(11)	31
Balance - (in Units) at Dec. 31, 2010			137,281,336
Partners' Capital Account, Units, Sale of Units			20,000,001
Common unit offerings, net of costs		436		436
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			156,271
Issuance of common units under LTIP, net of forfeitures and tax withholding		0		0
Unit-based compensation expenses		3		3
Partner contributions		0
Partner distributions		(274)		264	10
Contributions from noncontrolling interest		0
Net income (loss)		74		65	7			2
Distributions to Series A Preferred Units		(8)		(8)
Net cash flow hedge amounts reclassified to earnings		19					19
Net change in fair value of cash flow hedges		(13)					(13)
Predecessor Equity	0
Balance at Dec. 31, 2011	3,531	3,531		3,173	330		(5)	33
Balance - (in Units) at Dec. 31, 2011			157,437,608
Partners' Capital Account, Units, Sale of Units			13,341,129
Common unit offerings, net of costs		312		312
Issuance of common units under LTIP, net of forfeitures and tax withholding - units			172,720
Issuance of common units under LTIP, net of forfeitures and tax withholding		(1)		(1)
Common Units Issued Inconnection With Equity Distribution Agreement				15
Unit-based compensation expenses		5		5
Partner contributions		0
Partner distributions		(322)		(309)	(13)
Contributions from noncontrolling interest		42
Net income (loss)	34	34		37	9	(14)		2
Contributions from noncontrolling interest		42						42
Distributions to Series A Preferred Units		(8)		8
Accretion of Series A Preferred Units		(2)		2
Net cash flow hedge amounts reclassified to earnings		5					5
Predecessor Equity	1,733
Contribution of Net Investment to Unitholders		1,744				1,747	(3)
Balance at Dec. 31, 2012	5,340	5,340		3,207	326		(3)	77
Balance - (in Units) at Dec. 31, 2012			170,951,457
Common Units Issued Inconnection With Equity Distribution Agreement				$ 128
Balance at Jun. 30, 2013